Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

24. Related party transactions

Related parties include members of the Board of Directors and the Executive Management of the Group. The following transactions were carried out with related parties:

Key management compensation	2021	2020	2019
Salaries, other short‑term employee benefits and post-employment benefits	1,502,377	1,314,723	1,156,427
Consulting fees	224,091	317,425	364,535
Share‑based compensation	955,051	975,579	1,434,190
Total	2,681,519	2,607,727	2,955,152

Salaries, other short-term employee benefits and post-employment benefits relate to members of the Board of Directors and Executive Management who are employed by the Group. Consulting fees primarily relate to Roger Mills, a member of the Executive Management who delivers his services to the Group under a consulting contract. The Group has a net payable to the Board of Directors and Executive Management of CHF 172,443 at December 31, 2021 (December 31, 2020: CHF 145,443).